Business Combinations and Acquisition of Non-controlling Interests - Summary of Calculation of Goodwill (Details) - International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. ("International School") - BRL (R$)
R$ in Thousands
	Dec. 31, 2017	Jan. 23, 2017
Business combinations and acquisition of non-controlling interests
Cash consideration and fair value of forward contract		R$ 35,444
Fair value of previously held investment		32,066
Fair value of identified assets acquired and liabilities assumed	R$ (39,912)	(39,912)
Goodwill	R$ 27,598	R$ 27,598